Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	THE OBERWEIS FUNDS
Entity Central Index Key	0000803020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2021
Document Effective Date	May 01, 2021
Prospectus Date	May 01, 2021
Oberweis Global Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBEGX
Oberweis Global Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBGIX
Oberweis Micro-Cap Fund | Investor Class
Prospectus:
Trading Symbol	OBMCX
Oberweis Micro-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OMCIX
Oberweis Small-Cap Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBSOX
Oberweis Small-Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBSIX
Oberweis International Opportunities Fund | Oberweis International Opportunities Fund
Prospectus:
Trading Symbol	OBIOX
Oberweis China Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBCHX
Oberweis China Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OCHIX
Oberweis Emerging Markets Fund | Investor Class
Prospectus:
Trading Symbol	OBEMX
Oberweis Emerging Markets Fund | Institutional Class
Prospectus:
Trading Symbol	OIEMX
Oberweis International Opportunities Institutional Fund | Oberweis International Opportunities Institutional Fund
Prospectus:
Trading Symbol	OBIIX